Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions						3 Months Ended		6 Months Ended
	Jun. 22, 2026 shares $ / shares	Jun. 22, 2026 $ / shares	Oct. 16, 2025 $ / shares	Jul. 10, 2025 USD ($) $ / shares shares	Jul. 10, 2024 $ / shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	49,092	29,707								24,135	24,135
New awards granted in the period (in shares)		94,110		49,092	36,738
Liabilities from share-based payment transactions (in shares)	19,385			12,603
Non-executive director cash remuneration | $									$ 75,000
Key Management Personnel Of Entity Or Parent, Non-Executive Director 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		6,702
New awards granted in the period (in shares)		8,378	8,378
Liabilities from share-based payment transactions (in shares)	1,676
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)								49,000	49,000	631,994	631,994
New awards granted in the period (in shares)								1,213,028	1,213,028	1,159,853	1,159,853
Number of other equity instruments outstanding (in shares)						3,285,868	3,331,700	3,285,868	3,285,868	3,331,700	3,331,700		3,285,141	3,128,416
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $				$ 36,738					$ 140,000		$ 140,000	$ 140,000
Expense from share-based payment transactions with employees | €						€ 0.2	€ 0.2	€ 0.4		€ 0.3
Shares issued, price per share (in dollars per share) | $ / shares	$ 10.02	$ 10.02	$ 16.71	$ 17.11	$ 16.33